Long Term Loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG TERM LOAN

NOTE 10:-   LONG TERM LOAN

On February 21, 2019, the Company entered into an agreement (“Kreos Loan”) with Kreos Capital VI (Expert Fund) L.P, (“Kreos”) under which over certain period, the Company can withdraw a term loan up to total amount of $5,000. The first amount of $3,000 was received in February 2019 and additional amount of $2,000 was received in November 2019. The loans bear interest at 11% per annum, and following first three months of interest payments, the loan was payable by thirty-three equal monthly payments of principal and interest. The Company issued to Kreos warrants to purchase of a number of convertible Series B-1 convertible preferred shares, for an aggregate exercise price of $550. The Company considers the loan as credit facility and as the warrants are transferable separately from the loan, the warrants were classified as freestanding and treated as liability pursuant to ASC 480 and remeasured every reporting period with any change to fair value recorded within financial expenses in the statements of operations. During 2021 and 2020, the Company recognized $1,247 and $235 with respect to these warrants as finance expenses, respectively. As of December 31, 2021 and 2020, the warrants liability amounted to $1,621 and $375, respectively. In August 2021, the loan was fully repaid with the first tranche of the Scintilla debenture agreement.